CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED BALANCE SHEETS
Common shares issued	502,440,336	497,970,524
Common shares held in trust	710,831	671,083